Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) Customer	Dec. 31, 2015 USD ($) Customer	Dec. 31, 2014 USD ($) Customer	Oct. 01, 2016 USD ($)
Significant Accounting Policies [Line Items]
Number of single customers comprising more than 10% of consolidated net sales | Customer	0	0	0
Percentage of net sales per customer, maximum	10.00%	10.00%	10.00%
Annual goodwill impairment testing date	--10-31
R.R. Donnelley & Sons Company
Significant Accounting Policies [Line Items]
Net pension plan liabilities				$ 68.3
Total benefit plan liability				317.0
Plan assets, fair market value				248.7
Net other postretirement benefit liability				$ 1.5
Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Amortization expense related to internally-developed software	$ 20.5	$ 17.2	$ 14.6
Maximum | Computer Software, Intangible Asset
Significant Accounting Policies [Line Items]
Estimated useful life of computer software	5 years
Buildings | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Buildings | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Machinery and Equipment | Minimum
Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Machinery and Equipment | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Leasehold Improvements | Maximum
Significant Accounting Policies [Line Items]
Estimated useful life	7 years